China	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Text Block [Abstract]
China

Note 17 – China

In March 2013, China National Offshore Oil Corporation (“CNOOC”) granted us an extension of Phase One of the Exploration Period for the WAB-21 contract area from May 2013 to May 2015. We met with CNOOC in April 2013 to discuss the ratification of the extension. While no assurance can be given, we expect CNOOC to approve the extension by the first week in June 2013.

Note 17 – China

In December 1996, we acquired a petroleum contract with China National Offshore Oil Corporation (“CNOOC”) for the WAB-21 area. The WAB-21 petroleum contract covers 6.2 million acres in the South China Sea, with an option for an additional 1.25 million acres under certain circumstances, and lies within an area which is the subject of a border dispute between China and Socialist Republic of Vietnam (“Vietnam”). Vietnam has executed an agreement on a portion of the same offshore acreage with another company. The border dispute has lasted for many years, and there has been limited exploration and no development activity in the WAB-21 area due to the dispute. Due to the border dispute between China and Vietnam, we have been unable to pursue an exploration program during Phase One of the contract. As a result, we have obtained license extensions, with the current extension in effect until May 31, 2013. The Joint Management Committee has approved an extension of the license until May 31, 2015. We are meeting with CNOOC in April 2013 to discuss the ratification of the extension. Regular meetings are held with CNOOC with contingent work programs being planned and annual budgets being set. While no assurance can be given, we believe we will continue to receive contract extensions so long as the border disputes persist. Even though there continues to be increasing activity on the Vietnamese blocks which we believe confirms our view of WAB-21’s prospectivity, we impaired the carrying value of WAB-21 of $2.9 million at December 31, 2012 due to our continued inability to pursue an exploration program. However, we continue to seek permission to acquire regional 2-D seismic and localized 3-D seismic.

WAB-21 represented $2.9 million of unproved oil and gas properties on our December 31, 2011 balance sheet.